Statement of Income (Including Gross Margin) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and natural gas sales	$ 1,035,395		$ 1,005,149
Sale of oil and natural gas properties	533,048
Gas gathering income		45,639	45,638	167,625
Total revenues	1,568,443	45,639	1,050,787	167,625
Oil and gas producing activities:
Lease operating expenses	401,653		449,854
Production taxes	84,326		89,109
Depreciation, depletion, amortization and accretion	336,837		310,308
Cost of operations:
Related Party		30,815	30,815	104,606
Unrelated parties	7,320	80,558	92,420	222,985
Depreciation	22,110	22,110	44,219	44,229
General and administrative expenses:
Director fees	60,000	60,000	120,000	100,450
Investor relations	130,031	225,322	309,703	138,889
Acquisition investigation and due diligence		500,478	514,579	22,050
Legal, auditing and professional services	77,642	85,969	198,873	30,974
Accounting, financial reporting and rent- related party			83,802	53,000
Consulting and executive services:
Related parties	316,500	112,750	167,500	122,500
Unrelated parties	76,504	161,852	297,950	238,700
Office, travel and other			46,441	16,546
Other administrative expenses	42,795	25,695
Depreciation	285		570
Total operating expenses	1,556,003	1,305,549	2,756,143	1,094,929
Operating income (loss)	12,440	(1,259,910)	(1,705,356)	(927,304)
Other income (expense):
Gain on sale of oil and natural gas properties	533,048		2,479,934
Gain on extinguishment of debt			111,690	121,870
Interest income	220	279	604	13
Interest expense	(32,401)	(34,442)	(391,606)	(47,191)
Income (loss) before income taxes	(19,741)	(1,294,073)	495,266	(852,612)
Income tax benefit (expense)
Net income (loss)	(19,741)	(1,294,073)	495,266	(852,612)
Net Income (Loss) Applicable to Common Stockholders:
Net income (loss)	(19,741)	(1,294,073)	495,266	(852,612)
Accrued preferred stock dividends	(391,875)		(196,000)
Net income (loss) applicable to common stockholders	$ (411,616)	$ (1,294,073)	$ 299,266	$ (852,612)
Earnings (Loss) Per Share Applicable to Common Stockholders:
Basic	$ (0.05)	$ (0.22)	$ 0.04	$ (0.17)
Diluted	$ (0.05)	$ (0.22)	$ 0.04	$ (0.17)
Weighted Average Number of Common Shares Outstanding:
Basic	7,776,000	5,995,000	6,875,000	4,950,000
Diluted	7,776,000	5,995,000	6,875,000	4,950,000